Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from financial institutions	$ 4,399	$ 3,131
Federal funds sold and cash equivalents	66,321	24,298
Cash and cash equivalents	70,720	27,429
Investment securities available for sale, at fair value	44,854	42,567
Investment securities held to maturity (fair value of $2,411 at December 31, 2016 and $2,471 December 31, 2015)	2,224	2,181
Total investment securities	47,078	44,748
Loans held for sale	0	2,640
Loans, net of unearned income	851,953	758,501
Less: Allowance for loan losses	(15,580)	(16,136)
Net loans	836,373	742,365
Accrued interest receivable	3,117	3,012
Premises and equipment, net	5,197	4,591
Other real estate owned (OREO)	10,528	16,629
Restricted stock, at cost	4,658	4,789
Bank owned life insurance (BOLI)	24,544	23,822
Deferred tax asset	10,746	10,928
Other assets	3,224	4,171
Total Assets	1,016,185	885,124
Deposits
Noninterest-bearing deposits	92,535	52,773
Interest-bearing deposits	696,159	612,437
Total deposits	788,694	665,210
FHLBNY borrowings	79,650	84,650
Subordinated debentures	13,403	13,403
Accrued interest payable	655	494
Other liabilities	6,693	9,160
Total liabilities	889,095	772,917
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; issued: 20,000 shares at December 31, 2016 and December 31, 2015	20,000	20,000
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 7,147,952 shares at December 31, 2016 and 6,501,610 shares at December 31, 2015	715	650
Additional paid-in capital	62,300	53,984
Retained earnings	47,483	40,582
Accumulated other comprehensive loss	(349)	(165)
Treasury stock, 284,522 shares at December 31, 2016 and 280,354 shares at December 31, 2015, at cost	(3,015)	(3,011)
Total shareholders’ equity	127,134	112,040
Noncontrolling interest in consolidated subsidiaries	(44)	167
Total equity	127,090	112,207
Total liabilities and equity	$ 1,016,185	$ 885,124